Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	£ 921	£ 1,108
(Release)/charge to the income statement	257	132	£ 156
Write-offs and other items	(238)	(319)
Ending Balance	940	921	1,108
- Observed				£ 609	£ 503
- Incurred but not yet observed				331	418
Ending Balance	921	1,108	1,108	940	921
Recoveries, net of collection costs	54	65
Advances Secured on Residential Property [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	279	424
(Release)/charge to the income statement	(37)	(116)
Write-offs and other items	(17)	(29)
Ending Balance	225	279	424
- Observed				105	130
- Incurred but not yet observed				120	149
Ending Balance	279	424	424	225	279
Recoveries, net of collection costs	3	4
Corporate Loans [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	382	395
(Release)/charge to the income statement	172	59
Write-offs and other items	(64)	(72)
Ending Balance	490	382	395
- Observed				433	287
- Incurred but not yet observed				57	95
Ending Balance	382	395	395	490	382
Recoveries, net of collection costs	1	3
Finance leases [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	45	20
(Release)/charge to the income statement	20	47
Write-offs and other items	(19)	(22)
Ending Balance	46	45	20
- Observed				12	13
- Incurred but not yet observed				34	32
Ending Balance	45	20	20	46	45
Recoveries, net of collection costs	6	2
Other Unsecured Advances [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	215	269
(Release)/charge to the income statement	102	142
Write-offs and other items	(138)	(196)
Ending Balance	179	215	269
- Observed				59	73
- Incurred but not yet observed				120	142
Ending Balance	215	269	£ 269	£ 179	£ 215
Recoveries, net of collection costs	£ 44	£ 56